Workforce Reduction (Details) - USD ($) $ in Millions		12 Months Ended
		May. 31, 2015	May. 25, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 37.9	$ 18.1
Payments		(24.5)
Adjustments		0.5
Balance at May 25, 2014		15.3
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]	37.4	17.2
Payments		(23.4)
Adjustments		0.7
Balance at May 25, 2014		14.9
Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[2]	0.5	$ 0.9
Payments		(1.1)
Adjustments		(0.2)
Balance at May 25, 2014		0.4
September 2013 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		8.5
September 2013 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		7.7
September 2013 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		0.8
January 2014 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		0.8
January 2014 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		0.7
January 2014 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		0.1
May 2014 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		5.2
May 2014 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		5.0
May 2014 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		0.2
November 2014 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		17.6
November 2014 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		17.2
November 2014 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		0.4
May 2015 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		7.2
May 2015 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		7.0
May 2015 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 0.2

[1]	Includes salary and stock-based compensation expense.
[2]	Includes postemployment medical, outplacement and relocation costs.